Lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Components of Lease Expense

The components of lease expense were as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating lease cost	40,479	47,055	51,180	7,420
Finance lease cost	4,724	6,983	7,228	1,048
Short-term lease cost	2,208	1,021	871	126
	47,411	55,059	59,279	8,594

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities are as follows:

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
Year ending December 31, 2023	43,820	6,353	5,478	794
Year ending December 31, 2024	29,262	4,243	5,606	813
Year ending December 31, 2025	27,247	3,950	5,702	827
Year ending December 31, 2026	25,876	3,752	5,827	845
Year ending December 31, 2027 and thereafter	226,864	32,892	161,337	23,392
Total lease payments	353,069	51,190	183,950	26,671
Less imputed interest	(132,053)	(19,146)	(120,227)	(17,431)
Present value of lease liabilities	221,016	32,044	63,723	9,240

Summary of Other Supplemental Information Related to Leases

Other supplemental information related to leases is summarized below:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	40,275	41,832	48,101	6,974
Operating cash flows used in finance leases	6,008	5,751	1,896	275
Financing cash flows used in finance leases	18,441	7,723	5,284	766
Lease liabilities arising from obtaining right-of-use assets
Operating leases	8,091	23,002	21,941	3,181
Finance leases	708	—	—	—

5. LEASE (Continued)

Lessee Accounting (Continued)

	As of December 31,
	2021	2022
Weighted-average remaining lease term (years)
Operating leases	12.43	12.31
Finance leases	26.09	24.30
Weighted-average discount rate
Operating leases	8.60%	8.58%
Finance leases	9.05%	8.92%

Summary of Minimum Lease Payments Expected to be Collected	As of December 31, 2022, minimum lease payments expected to be collected were as follows:

	As of December 31, 2022
	RMB	US$
Year ending December 31, 2023	655,303	95,010
Year ending December 31, 2024	808,080	117,161
Year ending December 31, 2025	828,114	120,065
Year ending December 31, 2026	808,168	117,173
Year ending December 31, 2027 and thereafter	4,782,226	693,358
Total	7,881,891	1,142,767